[AMERICAN FIDELITY ASSURANCE COMPANY LETTERHEAD]

                                   May 8, 2006


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                         Re:      American Fidelity Variable Separate Account C
                                 (File Nos. 333-103492, 811-21313)

Ladies and Gentlemen:

     On behalf of American Fidelity Assurance Company (the "Company") and American Fidelity Separate Account C ("Fund C"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through Fund C otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for Fund C, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 27, 2006 and became effective on May 1, 2006.

                                                     Sincerely,

                                                     /s/ David R. Carpenter
                                                     David R. Carpenter
                                                     Executive Vice President


cc:      Stephen M. Hetrick, Esq.